Pay vs Performance Disclosure	12 Months Ended
	Sep. 27, 2024 USD ($) $ / shares	Sep. 29, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Oct. 01, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands) (6)	Adjusted Earnings Per Share (7)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)
2024	$5,974,818	$14,816,658	$2,252,557	$5,163,484	$329.94	$234.89	$76,859	$2.56
2023	$5,979,390	$18,497,660	$2,376,476	$5,044,253	$241.36	$154.87	$91,577	$2.70
2022	$8,276,720	$3,130,824	$2,616,837	$2,451,851	$153.22	$103.85	$439,995	$2.82
2021	$3,175,058	$31,357,196	$1,208,937	$6,825,629	$193.31	$146.83	$37,937	$2.15

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	The amounts reported in this column represent the amounts of total compensation reported in the “Total” column of the Summary Compensation Table in each corresponding year for Mr. Daly, who served as our PEO during each of fiscal years 2021, 2022, 2023 and 2024.The amounts reported in this column represent the average amounts of total compensation reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table for each corresponding year. The non-PEO NEOs included for purposes of calculating the average amounts in each applicable fiscal year are as follows:
•2024: Messrs. Kober, Dennehy and Hwang and Ms. Roth;
•2023 and 2022: Messrs. Kober, Dennehy and Hwang, Ms. Roth and Dr. Carlson (who retired from his service with the Company in December 2023); and
•2021: Messrs. Kober, Dennehy and Hwang and Ms. Roth.

Peer Group Issuers, Footnote	Represents the weighted cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, assuming that $100 was invested beginning October 2, 2020 (the last trading day in fiscal year 2020). The peer group used for this purpose is the PHLX Semiconductor Index. The return of this index is calculated assuming reinvestment of dividends during the period presented.
PEO Total Compensation Amount	$ 5,974,818	$ 5,979,390	$ 8,276,720	$ 3,175,058
PEO Actually Paid Compensation Amount	$ 14,816,658	18,497,660	3,130,824	31,357,196
Adjustment To PEO Compensation, Footnote	The amounts reported in these columns represent the amount of CAP to Mr. Daly and the average amount of CAP to our non-PEO NEOs as a group (set forth in footnote 3 below), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Daly or our non-PEO NEOs during the applicable year and were not considered by our compensation committee at the time it made decisions with respect to Mr. Daly’s or our non-PEO NEOs’ compensation. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation to determine the CAP for fiscal year 2024:

	2024
Adjustments for Stock and Option Awards	PEO	Non-PEO NEOs (Average)
Summary Compensation Table Total	$5,974,818	$2,252,557
(Minus): Grant date values reported in the Summary Compensation Table	$(5,158,235)	$(1,771,652)
Plus: Year-end fair value of unvested awards granted during the year	$7,821,764	$2,784,908
Plus: Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$6,354,568	$2,038,169
(Minus): Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested during the year	$(176,257)	$(140,498)
Total Adjustments for Equity Awards	$8,841,840	$2,910,927
Compensation Actually Paid (as calculated)	$14,816,658	$5,163,484

The valuation assumptions used to calculate the fair values of equity awards for purposes of calculating CAP include the stock price as of the applicable measuring date and, in the case of performance-based awards, the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the compensation committee as of the applicable vesting date). Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date. Stock prices as of the measuring dates of September 27, 2024 and September 29, 2023 were $111.52 and $81.58, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 2,252,557	2,376,476	2,616,837	1,208,937
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,163,484	5,044,253	2,451,851	6,825,629
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in these columns represent the amount of CAP to Mr. Daly and the average amount of CAP to our non-PEO NEOs as a group (set forth in footnote 3 below), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Daly or our non-PEO NEOs during the applicable year and were not considered by our compensation committee at the time it made decisions with respect to Mr. Daly’s or our non-PEO NEOs’ compensation. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation to determine the CAP for fiscal year 2024:

	2024
Adjustments for Stock and Option Awards	PEO	Non-PEO NEOs (Average)
Summary Compensation Table Total	$5,974,818	$2,252,557
(Minus): Grant date values reported in the Summary Compensation Table	$(5,158,235)	$(1,771,652)
Plus: Year-end fair value of unvested awards granted during the year	$7,821,764	$2,784,908
Plus: Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$6,354,568	$2,038,169
(Minus): Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested during the year	$(176,257)	$(140,498)
Total Adjustments for Equity Awards	$8,841,840	$2,910,927
Compensation Actually Paid (as calculated)	$14,816,658	$5,163,484

The valuation assumptions used to calculate the fair values of equity awards for purposes of calculating CAP include the stock price as of the applicable measuring date and, in the case of performance-based awards, the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the compensation committee as of the applicable vesting date). Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date. Stock prices as of the measuring dates of September 27, 2024 and September 29, 2023 were $111.52 and $81.58, respectively.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
(1) Adjusted EPS represents net income per diluted share before intangible amortization expense, share-based compensation expense, warrant liability expense, non-cash interest, acquisition and integration related costs, equity method investment gains and losses, debt extinguishment costs and the tax effect of each non-GAAP adjustment. For a discussion of Adjusted EPS and a reconciliation of Adjusted EPS to GAAP net income per diluted share, see Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on November 7, 2024. In the Company's assessment, Adjusted EPS is the financial performance measure that is the most important financial performance measure used by the Company in fiscal year 2024 to link CAP to the Company’s performance.

Total Shareholder Return Vs Peer Group
Tabular List, Table	Adjusted EPS (our Company Selected Measure); •Adjusted Operating Income; and •Relative Total Shareholder Return.
Total Shareholder Return Amount	$ 329.94	241.36	153.22	193.31
Peer Group Total Shareholder Return Amount	234.89	154.87	103.85	146.83
Net Income (Loss)	$ 76,859,000	$ 91,577,000	$ 439,995,000	$ 37,937,000
Company Selected Measure Amount | $ / shares	2.56	2.70	2.82	2.15
PEO Name	Mr. Daly
Additional 402(v) Disclosure
(4)Cumulative Total Shareholder Return, or TSR, is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period, assuming that $100 was invested in the Company’s common stock beginning October 2, 2020 (the last trading day in fiscal year 2020). The Company has not paid any dividends since its IPO.
	Represents the Company's net income as reported in the Company’s audited financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Adjusted EPS represents net income per diluted share before intangible amortization expense, share-based compensation expense, warrant liability expense, non-cash interest, acquisition and integration related costs, equity method investment gains and losses, debt extinguishment costs and the tax effect of each non-GAAP adjustment. For a discussion of Adjusted EPS and a reconciliation of Adjusted EPS to GAAP net income per diluted share, see Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on November 7, 2024. In the Company's assessment, Adjusted EPS is the financial performance measure that is the most important financial performance measure used by the Company in fiscal year 2024 to link CAP to the Company’s performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,841,840
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,158,235)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,821,764
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,354,568
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(176,257)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,910,927
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,771,652)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,784,908
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,038,169
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (140,498)